FAIR VALUE OF FINANCIAL INSTRUMENTS - INPUTS EXCESS MSRs (Details 1)	1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011		Jun. 30, 2013		Dec. 31, 2012
MSRs Pool 1
Held Directly (Note 3):
Prepayment speed	20.00%	[1]	15.30%	[1]	17.10%	[1]
Delinquency	10.00%	[2]	10.00%	[2]	10.00%	[2]
Recapture rate	35.00%	[3]	35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount	0.29%	[4]	0.28%	[4]	0.29%	[4]
Discount rate	20.00%	[5]	12.50%		18.00%	[5]
MSR Pool 1 Recapture Agreement
Held Directly (Note 3):
Prepayment speed	8.00%	[1]	8.00%	[1]	8.00%	[1]
Delinquency	10.00%	[2]	10.00%	[2]	10.00%	[2]
Recapture rate	35.00%	[3]	35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount	0.21%	[4]	0.21%	[4]	0.21%	[4]
Discount rate	20.00%	[5]	12.50%		18.00%	[5]
MSRs Pool 2
Held Directly (Note 3):
Prepayment speed			15.40%	[1]	16.70%	[1]
Delinquency			10.90%	[2]	11.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.23%	[4]	0.23%	[4]
Discount rate			12.50%		17.30%	[5]
MSR Pool 2 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency			10.00%	[2]	10.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.30%	[5]
MSRs Pool 3
Held Directly (Note 3):
Prepayment speed			15.80%	[1]	16.90%	[1]
Delinquency			11.90%	[2]	12.10%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.23%	[4]	0.23%	[4]
Discount rate			12.50%		17.60%	[5]
MSR Pool 3 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency			10.00%	[2]	10.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.60%	[5]
MSRs Pool 4
Held Directly (Note 3):
Prepayment speed			18.00%	[1]	18.60%	[1]
Delinquency			15.90%	[2]	15.90%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.17%	[4]	0.17%	[4]
Discount rate			12.50%		17.90%	[5]
MSR Pool 4 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency			10.00%	[2]	10.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.90%	[5]
MSRs Pool 5
Held Directly (Note 3):
Prepayment speed			12.40%	[1]	15.00%	[1]
Delinquency				[2],[5]		[2],[3],[5]
Recapture rate			13.00%	[3]	20.00%	[3]
Excess mortgage servicing amount			0.13%	[4]	0.13%	[4]
Discount rate			12.50%		17.50%	[5]
MSR Pool 5 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency				[2],[5]		[2],[3],[5]
Recapture rate			15.00%	[3]	20.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.50%	[5]
MSR Pool 11 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			7.40%	[1]
Delinquency			2.30%	[2]
Recapture rate			41.00%	[3]
Excess mortgage servicing amount			0.19%	[4]
Discount rate			12.50%

[1]	(A) Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
[2]	(B) Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
[3]	(C) Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
[4]	(D) Weighted average total mortgage servicing amount in excess of the basic fee.
[5]	(E) The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).